COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES

BIGtoken Point liability

During the three and six months ended June 30, 2019 the Company instituted a policy that allows BIGtoken user to redeem outstanding BIGtoken points for cash if their account and point balances meet certain criteria. As of June 30, 2019, the Company has estimated the future liability for point redemptions to be $187,000. The Company considered the total number of points outstanding, the conversion rate in which points are redeemable for cash. Due to the recency of the BIGtoken platform and the ability for users to redeem points for cash, the Company does not have sufficient history to estimate account attrition and the associate breakage rates for outstanding points. Therefore, the Company utilized a breakage factor of zero percent as of June 30, 2019 in determining the estimated liability.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases offices under operating leases that have now expired and now operate on a month-to-month basis, with certain notice of termination provisions. Future minimum lease payments required under the operating lease for the Mexico facility amounts to $786,168 as of December 31, 2018.

Future minimum lease payments under this rental agreement are approximately as follows:

For the year ended:

12/31/2019	$163,218
12/31/2020	$163,218
12/31/2021	$163,218
12/31/2022	$163,218
12/31/2023	$133,295
$786,167

Rent expense for office space amounted to $277,801 and $211,680 for the years ended December 31, 2018 and 2017, respectively.

Other Commitments

In the ordinary course of business, the Company may provide indemnifications of varying scope and terms to customers, vendors, lessors, business partners, and other parties with respect to certain matters, including, but not limited to, losses arising out of the Company's breach of such agreements, services to be provided by the Company, or from intellectual property infringement claims made by third parties. In addition, the Company has entered indemnification agreements with its directors and certain of its officers and employees that will require the Company to, among other things, indemnify them against certain liabilities that may arise due to their status or service as directors, officers or employees. The Company has also agreed to indemnify certain former officers, directors and employees of acquired companies in connection with the acquisition of such companies. The Company maintains director and officer insurance, which may cover certain liabilities arising from its obligation to indemnify its directors and certain of its officers and employees, and former officers, directors and employees of acquired companies, in certain circumstances.

It is not possible to determine the maximum potential amount of exposure under these indemnification agreements due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each agreement. Such indemnification agreements may not be subject to maximum loss clauses.

Employment agreements

We have entered employment agreements with key employees. These agreements may include provisions for base salary, guaranteed and discretionary bonuses and option grants. The agreements may contain severance provisions if the employees are terminated without cause, as defined in the agreements.

Litigation

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. In addition, the Company may receive letters alleging infringement of patent or other intellectual property rights. The Company is not currently a party to any material legal proceedings, nor is the Company aware of any pending or threatened litigation that would have a material adverse effect on the Company's business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Big Token, Inc. [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company utilizes office space provided by its parent company, currently at no direct cost to us. There is no lease between us and our parent company. We consider our current principal office space arrangement adequate and will reassess our needs based upon the future growth of the company. The office space leased by our parent company is on month-to-month basis.

Other Commitments

None

Employment agreements

None

Litigation

None